PROPERTY AND EQUIPMENT - Summary of depreciation expense (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 122,938	$ 125,635	$ 501,463	$ 599,930
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation expense	88,149	100,214	382,876	490,551
Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 34,789	$ 25,421	$ 118,587	$ 109,379